UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Criterion Capital Management, LLC
Address:    435 Pacific Avenue, 5th Floor
            San Francisco, CA  94133

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Operating Officer
Phone;     (415) 834-2417

Signature, Place and Date of Signing:

R. Daniel Beckham             San Francisco, CA   May 9, 2008

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:      696,829  X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER      TITLE               VALUE              SH/  PUT/   INV.   OTHER  VOTING
                    OF      CUSIP       X1000   SHARES     PRN  CALL   DISC   MGR    AUTH
                    CLASS
                                                                                     SOLE
***GIGAMEDIA LTD    NASDAQ  Y2711Y104    129449   8319357  SH          Sole            8319357
                    OTC
                    ISSUES
***PERFECT WORLD    NASDAQ  71372U104     10914    380000  SH          Sole             380000
CO LTD              OTC
                    ISSUES
***VANCEINFO        COMMON  921564100      7403    865840  SH          Sole             865840
TECHNOLOGIES INC    STOCKS
ADVENT SOFTWARE     NASDAQ  007974108     53655   1346082  SH          Sole            1346082
INC                 OTC
                    ISSUES
AMERICAN TOWER SYS  COMMON  029912201    141111   3249916  SH          Sole            3249916
CORP                STOCKS
APPLIED MATERIALS   NASDAQ  038222105      5038    270000  SH          Sole             270000
INC                 OTC
                    ISSUES
CA Inc              COMMON  12673P105     15498    700000  SH          Sole             700000
                    STOCKS
CISCO SYSTEMS INC.  NASDAQ  17275R102     10256    400000  SH          Sole             400000
                    OTC
                    ISSUES
CITRIX SYS INC      NASDAQ  177376100     41920   1280000  SH          Sole            1280000
                    OTC
                    ISSUES
CROWN CASTLE INTL   NASDAQ  228227104     62426   1606854  SH          Sole            1606854
CORP                OTC
                    ISSUES
DREAMWORKS          COMMON  26153C103      6600    236041  SH          Sole             236041
ANIMATION INC       STOCKS
LAM RESEARCH  CORP  NASDAQ  512807108      3676     90000  SH          Sole              90000
                    OTC
                    ISSUES
LAMAR ADVERTISING   NASDAQ  512815101     14829    375043  SH          Sole             375043
CO-CL A             OTC
                    ISSUES
LEAP WIRELSS INTL   COMMON  521863308     27736    518714  SH          Sole             518714
INC                 STOCKS
MOODYS CORP         COMMON  615369105     20143    545000  SH          Sole             545000
                    STOCKS
NOVELLUS SYSTEMS    NASDAQ  670008101      5137    235000  SH          Sole             235000
INC                 OTC
                    ISSUES
ORASCOM TELECOM S   NASDAQ  4007739       43383    579989  SH          Sole             579989
A E                 OTC
                    ISSUES
RETAIL HOLDRS TR    CALL    76127U101      8685     90000  SH   CALL   Sole              90000
                    OPTIONS
RTH EQ OPTION       NASDAQ  RTHOP           609    180000  SH          Sole             180000
105.809 CALLS       OTC
                    ISSUES
SAIC INC            NASDAQ  78390X101     35311   1858489  SH          Sole            1858489
                    OTC
                    ISSUES
SECTOR SPDR TR      CALL    81369Y605     34992   1315000  SH   CALL   Sole            1315000
                    OPTIONS
SEMICONDUCTOR       CALL    816636203      8865    290000  SH   CALL   Sole             290000
HOLDRS TR           OPTIONS
SOLERA HOLDINGS     COMMON  83421A104      8676    336150  SH          Sole             336150
INC                 STOCKS
XRT EQ OPTION       NASDAQ  XRTOP           517    273000  SH          Sole             273000
37.114 CALLS        OTC
                    ISSUES


6222\007\CREISER\1509775.1